Consolidated Statements of Income and Comprehensive Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
REVENUE	$ 2,194.0	$ 1,582.0	$ 1,020.0
OPERATING EXPENSES
Salaries and benefits	1,222.0	947.0	617.0
Goods and services purchased	432.0	244.0	177.0
Share-based compensation	75.0	29.0	13.0
Acquisition, integration and other	23.0	59.0	7.0
Depreciation	115.0	99.0	73.0
Amortization of intangible assets	142.0	83.0	19.0
Total	2,009.0	1,461.0	906.0
OPERATING INCOME	185.0	121.0	114.0
OTHER (INCOME) EXPENSES
Changes in business combination-related provisions	0.0	(74.0)	(14.0)
Interest expense	44.0	46.0	36.0
Foreign exchange gain	(1.0)	(2.0)	(3.0)
INCOME BEFORE INCOME TAXES	142.0	151.0	95.0
Income taxes	64.0	48.0	26.0
NET INCOME	78.0	103.0	69.0
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	40.0	(50.0)	0.0
Exchange differences arising from translation of foreign operations	(95.0)	124.0	(3.0)
Total items that may subsequently be reclassified to income	(55.0)	74.0	(3.0)
Item that will not be subsequently reclassified to income
Employee defined benefit plan re-measurements	0.0	0.0	(3.0)
Total items never subsequently reclassified to income	(55.0)	74.0	(6.0)
COMPREHENSIVE INCOME	$ 23.0	$ 177.0	$ 63.0
EARNINGS PER SHARE
Basic earnings per share (in dollars per share)	$ 0.30	$ 0.46	$ 0.36
Diluted earnings per share (in dollars per share)	$ 0.29	$ 0.46	$ 0.36
TOTAL WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic (in shares)	264	224	190
Diluted (in shares)	267	226	190